Income Taxes- Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Balance, beginning	¥ 61,557	$ 9,461	¥ 46,615
Additions based on tax positions related to current year	3,004	462	15,447
Reversal based on tax positions related to prior years	(1,309)	(201)	(505)
Balance, ending	¥ 63,252	$ 9,722	¥ 61,557